Summary of Significant Accounting Policies - Schedule of Fair Value of Financial Instruments (Details) - USD ($)	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Warrant and convertible note derivative liability	$ 290,293
Fair Value, Inputs, Level 1 [Member]
Warrant and convertible note derivative liability
Fair Value, Inputs, Level 2 [Member]
Warrant and convertible note derivative liability
Fair Value, Inputs, Level 3 [Member]
Warrant and convertible note derivative liability	$ 290,293